Description of plan - Additional Information (Details) - EBP 004	12 Months Ended
	Dec. 31, 2025 USD ($) hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	6 months
Requisite service hours | hour	1,000
Maximum annual compensation to total compensation percentage	50.00%
Automatic deferral rate, annual increase	1.00%
Matching percentage	100.00%
Participant compensation matched, percentage	5.00%
Forfeited nonvested account, decrease from employer contribution	$ 2,200,000	$ 1,400,000
Minimum investment program percentage	1.00%
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Minimum borrowing, amount	$ 1,000
Basis spread on variable rate	1.00%
General loan, borrowing term	5 years
General loan administrative fee	$ 50
Involuntary cash-out limit	5,000
Minimum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%
Involuntary cash-out limit	$ 5,000